Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 706
Rental payments made under cancelable operating lease agreements	13,849	¥ 14,036	¥ 15,782
Payments for computer systems under non-cancelable contracts	¥ 5,068	4,754	4,231
Longest non-cancelable contracts, maturity year	2023
Estimated construction costs	¥ 88,447
Total unused credit and capital amount available	333,540
Guarantee Obligations Maximum Exposure		896,498	779,288
Guarantee Obligations Current Carrying Value		43,884	35,242
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure		451,597	396,340
Guarantee Obligations Current Carrying Value		7,274	¥ 5,875
Corporate Loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,326,000	1,278,000
Guarantee Obligations Current Carrying Value	¥ 1,722	¥ 1,080